Intangibles And Goodwill (Changes In Market Conditions Related To Discount Rates And Terminal Value) (Details)	12 Months Ended
Aug. 31, 2021
Cable [Member]
Disclosure of detailed information about intangible assets [line items]
Post-tax discount rates (%)	5.00%
Terminal growth rates (%)	0.00%
Terminal Operating income before Restructuring Costs and Amortization Multiple	9.7
Satellite [Member]
Disclosure of detailed information about intangible assets [line items]
Post-tax discount rates (%)	6.00%
Terminal growth rates (%)	(8.00%)
Terminal Operating income before Restructuring Costs and Amortization Multiple	6.5
Wireless [Member]
Disclosure of detailed information about intangible assets [line items]
Post-tax discount rates (%)	6.00%
Terminal growth rates (%)	1.00%
Terminal Operating income before Restructuring Costs and Amortization Multiple	6.1